Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2011 and 2012:

	Consolidated VIEs	Significant unconsolidated VIEs
2011	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,085	—	—
Asset-backed securitizations	511	680	44
Investments in securitization products	94	—	—
Investment funds	684	1,841	266
Trust arrangements and other	176	—	—

Total	3,550	2,521	310

	Consolidated VIEs	Significant unconsolidated VIEs
2012	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,129	—	—
Asset-backed securitizations	426	582	33
Investments in securitization products	74	—	—
Investment funds	989	2,455	334
Trust arrangements and other	119	—	—

Total	3,737	3,037	367

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2011 and 2012:

Assets on balance sheets related to unconsolidated VIEs:	2011	2012
	(in billions of yen)
Trading account assets	72	46
Investments	201	202
Loans	59	120

Total	332	368

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2011	2012
	(in billions of yen)
Trading account liabilities	1	0
Payables under securities lending transactions	23	15

Total	24	15

Maximum exposure to loss	310	367